FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Details 1) - COP ($) $ in Millions	Dec. 31, 2017		Dec. 31, 2016
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	$ 16,377,253		$ 13,060,653
Debt securities [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	14,859,423		11,672,481
Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	10,701,855		8,537,562
Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	4,157,568		3,134,919
Securities issued by the Colombian Government [Member] | Debt securities [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	7,016,112		4,904,152
Securities issued by the Colombian Government [Member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	7,003,147		4,904,152
Securities issued by the Colombian Government [Member] | Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	12,965		0
Securities issued by Foreign Governments [Member] | Debt securities [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	3,522,849		3,413,867
Securities issued by Foreign Governments [Member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	2,471,994		2,429,192
Securities issued by Foreign Governments [Member] | Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	1,050,855		984,675
Securities issued by other financial institutions [Member] | Debt securities [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	1,278,207		1,281,891
Securities issued by other financial institutions [Member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	1,052,776		1,080,368
Securities issued by other financial institutions [Member] | Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	225,431		201,523
Securities issued by Government entities [Member] | Debt securities [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	1,962,592		1,544,688
Securities issued by Government entities [Member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	36,038		11,904
Securities issued by Government entities [Member] | Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	1,926,554		1,532,784
Corporate bonds [Member] | Debt securities [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	1,079,663	[1]	527,883
Corporate bonds [Member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	137,900	[1]	111,946
Corporate bonds [Member] | Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	941,763	[1]	415,937
Less than 1 year [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	5,625,195		4,518,374
Less than 1 year [Member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	3,330,145		2,833,291
Less than 1 year [Member] | Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	2,295,050		1,685,083
Less than 1 year [Member] | Securities issued by the Colombian Government [Member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	2,163,682		1,719,326
Less than 1 year [Member] | Securities issued by the Colombian Government [Member] | Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	0
Less than 1 year [Member] | Securities issued by Foreign Governments [Member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	962,640		925,499
Less than 1 year [Member] | Securities issued by Foreign Governments [Member] | Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	241,944		103,889
Less than 1 year [Member] | Securities issued by other financial institutions [Member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	157,434		172,571
Less than 1 year [Member] | Securities issued by other financial institutions [Member] | Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	117,075		57,623
Less than 1 year [Member] | Securities issued by Government entities [Member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	11,134		77
Less than 1 year [Member] | Securities issued by Government entities [Member] | Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	1,909,363		1,523,571
Less than 1 year [Member] | Corporate bonds [Member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	35,255		15,818
Less than 1 year [Member] | Corporate bonds [Member] | Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	26,668		0
Between 1 and 3 years [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	4,287,670		2,860,207
Between 1 and 3 years [member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	3,988,949		2,562,348
Between 1 and 3 years [member] | Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	298,721		297,859
Between 1 and 3 years [member] | Securities issued by the Colombian Government [Member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	3,299,116		1,883,790
Between 1 and 3 years [member] | Securities issued by the Colombian Government [Member] | Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	12,965
Between 1 and 3 years [member] | Securities issued by Foreign Governments [Member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	408,586		532,628
Between 1 and 3 years [member] | Securities issued by Foreign Governments [Member] | Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	184,454		105,032
Between 1 and 3 years [member] | Securities issued by other financial institutions [Member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	250,395		135,157
Between 1 and 3 years [member] | Securities issued by other financial institutions [Member] | Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	68,166		113,150
Between 1 and 3 years [member] | Securities issued by Government entities [Member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	14,825		2,704
Between 1 and 3 years [member] | Securities issued by Government entities [Member] | Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	17,191		9,213
Between 1 and 3 years [member] | Corporate bonds [Member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	16,027		8,069
Between 1 and 3 years [member] | Corporate bonds [Member] | Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	15,945		70,464
Between 3 and 5 years [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	2,676,615		1,790,286
Between 3 and 5 years [member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	2,072,512		1,282,469
Between 3 and 5 years [member] | Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	604,103		507,817
Between 3 and 5 years [member] | Securities issued by the Colombian Government [Member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	1,164,689		981,208
Between 3 and 5 years [member] | Securities issued by the Colombian Government [Member] | Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	0
Between 3 and 5 years [member] | Securities issued by Foreign Governments [Member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	736,105		192,947
Between 3 and 5 years [member] | Securities issued by Foreign Governments [Member] | Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	415,229		507,817
Between 3 and 5 years [member] | Securities issued by other financial institutions [Member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	143,353		87,153
Between 3 and 5 years [member] | Securities issued by other financial institutions [Member] | Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	40,190		0
Between 3 and 5 years [member] | Securities issued by Government entities [Member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	6,946		5,193
Between 3 and 5 years [member] | Securities issued by Government entities [Member] | Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	0		0
Between 3 and 5 years [member] | Corporate bonds [Member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	21,419		15,968
Between 3 and 5 years [member] | Corporate bonds [Member] | Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	148,684		0
Greater than 5 years [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	2,269,943		2,503,614
Greater than 5 years [member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	1,310,249		1,859,454
Greater than 5 years [member] | Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	959,694		644,160
Greater than 5 years [member] | Securities issued by the Colombian Government [Member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	375,660		319,828
Greater than 5 years [member] | Securities issued by the Colombian Government [Member] | Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	0
Greater than 5 years [member] | Securities issued by Foreign Governments [Member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	364,663		778,118
Greater than 5 years [member] | Securities issued by Foreign Governments [Member] | Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	209,228		267,937
Greater than 5 years [member] | Securities issued by other financial institutions [Member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	501,594		685,487
Greater than 5 years [member] | Securities issued by other financial institutions [Member] | Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	0		30,750
Greater than 5 years [member] | Securities issued by Government entities [Member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	3,133		3,930
Greater than 5 years [member] | Securities issued by Government entities [Member] | Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	0		0
Greater than 5 years [member] | Corporate bonds [Member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	65,199		72,091
Greater than 5 years [member] | Corporate bonds [Member] | Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	$ 750,466		$ 345,473

[1]	Debt securities classified as Corporate Bonds, increased by 104.75% between December 31, 2017 and 2016 due to the purchase of Alternegy S.A. bonds by Banistmo on December 21 of 2017, which have a carrying value of COP 446,047. Banistmo acted as joint arranger with Banco General and underwriters of the bonds issued by Alternergy for an amount of up to US$320 million.